FINANCING AND LOANS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financing and loans receivable [line items]
Disclosure of financing and loans receivables [Table Text Block]

	Average Rate
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Itaipu	6.93	7.04	4,200,471	5,843,724
CEAL	3.45	7.28	1,505,962	1,564,724
Eletropaulo	3.75	6.96	1,008,052	1,314,107
Amazonas Energia (a)	5.78	7.38	3,998,324	3,949,748
CEPISA	2.50	5.42	571,127	746,427
Boa Vista	2.22	5.49	147,764	160,309
RGR Transfer (b)	—	5.00	—	1,101,161
Others	—	—	248,201	229,259
(-) ECL	—	—	(755,002)	(632,643)
Total			10,924,899	14,276,816

Principal			4,696,162	3,257,464
Charges			52,499	215,929
Current			4,748,661	3,473,393

Non-current			6,176,238	10,803,423

Total			10,924,899	14,276,816

Schedule of allowance for credit losses on financing receivables

	12/31/2020	12/31/2019	12/31/2018
Opening balance	632,643	307,655	268,920
(+) Complement	335,762	894,870	407,734
(-) Reversals	(213,403)	(569,882)	(369,000)
Final balance	755,002	632,643	307,655

RGR
Disclosure of financing and loans receivable [line items]
Global Reversal Reserve Liabilities and Receivables [Table Text Block]

RGR Transfer	12/31/2020	12/31/2019
Amazonas D	—	97,931
Global	—	180,647
CELPA	—	685,072
Others	—	137,511
		1,101,161
Liabilities
RGR CCEE	—	1,101,161